Document and Entity Information	Feb. 17, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 17, 2024
Entity Registrant Name	Synlogic, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37566
Entity Tax Identification Number	26-1824804
Entity Address Address Line 1	301 Binney St.
Entity Address Address Line 2	Suite 402
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02142
City Area Code	617
Local Phone Number	401-9975
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001527599
Amendment Flag	false
Common Stock, par value $0.001 per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	SYBX
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true